INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

5.           INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2018	2019
Educational merchandise	4,811	7,256
	4,811	7,256

No inventory write-down was provided for the years ended December 31, 2017, 2018 and 2019.